Consolidated Balance Sheets - USD ($)		Nov. 30, 2020	Nov. 30, 2019
Current
Cash		$ 202,046	$ 64,622
Trade and other receivables, net		566,384	177,202
Investment tax credits		482,135	775,736
Prepaid expenses, sundry and other assets		115,750	156,616
Inventory (Note 3)		112,672	349,131
Current assets		1,478,987	1,523,307
Property and equipment, net (Note 5)		1,770,137	2,273,406
Right-of-use asset (Note 9)		137,931	0
Assets		3,387,055	3,796,713
Current
Accounts payable		4,103,966	3,757,018
Accrued liabilities (Note 6)		1,780,272	927,698
Employee costs payable (Note 8)		1,665,236	893,864
Operating lease liability (Note 9)		157,110	0
Income tax payable (Note 15)		38,511	5,678
Promissory notes payable (Note 7)	[1]	163,758	159,863
Convertible debentures (Note 7)		1,791,791	1,744,813
Current liabilities		9,700,644	7,488,934
Shareholders' deficiency
Capital stock (Note 10) authorized, unlimited common shares without par value, unlimited preference shares issued and outstanding 23,678,105 common shares (November 30, 2019 - 22,085,856)		46,144,402	45,561,222
Additional paid-in capital		44,354,138	44,167,721
Accumulated other comprehensive income		284,421	284,421
Accumulated deficit		(97,096,550)	(93,705,585)
Stockholders' Equity		(6,313,589)	(3,692,221)
Contingencies (Note 16)
Liabilities and stockholders' deficiecy		$ 3,387,055	$ 3,796,713

[1]	The Company calculates the interest rate for the Debentures and promissory notes payable based on the Company's estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debentures and the promissory notes payable.